Note 5 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30,
	2024	2023
Employee and non-employee stock options	607	607
Common stock issuable under common stock purchase warrants	9,090,939	10,139
	9,091,546	10,746

	December 31,
	2023	2022
Employee and non-employee stock options	607	104
Common stock issuable under common stock purchase warrants	345,956	1,483
	346,563	1,587